CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - CAD ($) $ in Thousands	12 Months Ended	13 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
REVENUE
Gross revenue (Note 19)	$ 247,177	$ 233,647
Excise taxes	(87,336)	(72,008)
Net revenue	159,841	161,639
Cost of sales (Note 6 and 20)	111,390	136,437
Gross margin before fair value adjustments	48,451	25,202
Realized fair value on inventories sold and other inventory charges (Note 6)	(52,078)	(56,187)
Unrealized gain on changes in fair value of biological assets (Note 5)	51,151	68,981
Gross margin	47,524	37,996
OPERATING EXPENSES
General and administrative (Note 22)	45,870	53,030
Sales and marketing	19,851	19,348
Research and development	11,200	13,201
Share-based compensation (Note 13 (iv))	6,274	5,273
Impairment of property, plant and equipment (Note 7)	0	165,255
Impairment of intangible assets and goodwill (Note 8)	0	44,856
Total operating expenses	83,195	300,963
LOSS FROM OPERATIONS	(35,671)	(262,967)
Investment income, net of financing costs	(3,311)	(3,692)
Share of loss (including impairment) from investments in associates (Note 15)	5,284	1,004
(Gain) loss on disposal of property, plant and equipment and intangible assets	(633)	418
Change in fair value of contingent share consideration	(50)	(3,364)
Change in fair value of derivative liabilities, preferred shares and other financial assets (Note 9, 11 and 12)	7,718	(4,372)
Share issuance costs allocated to derivative liabilities and preferred shares (Note 11 and 12)	937	0
Other non-operating income	(176)	(548)
Loss before tax	(45,440)	(252,413)
Income tax expense (recovery) (Note 23)
Current, net	0	(195)
Deferred, net	0	(3,617)
NET LOSS	(45,440)	(248,601)
OTHER COMPREHENSIVE INCOME (LOSS)
Change in fair value of investments at fair value through other comprehensive income (Note 9)	96	(159)
COMPREHENSIVE LOSS	$ (45,344)	$ (248,760)
Net loss per common share, basic (Note 13 (v)) (in CAD per share)	$ (0.477)	$ (3.058)
Net loss per common share, diluted (Note 13 (v)) (in CAD per share)	$ (0.477)	$ (3.058)